Investments in Affiliated Companies (Account Balances and Transactions with Affiliated Companies Accounted for under Equity Method) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Schedule of Equity Method Investments [Line Items]
Short-term borrowings	¥ 1,187,868	¥ 810,176
Finance lease liabilities and other	51,066	39,083
Operating lease liabilities	363,621
Equity Method Investee
Schedule of Equity Method Investments [Line Items]
Accounts receivable, trade	5,814	12,030
Other receivables	3,014	1,589
Other current assets	16,097	9,757
Accounts payable, trade	1,409	1,497
Short-term borrowings	21,367	31,557
Finance lease liabilities and other	48,018	34,564
Operating lease liabilities	2,730	2,393
Sales	32,372	35,951	¥ 41,437
Purchases	¥ 3,058	¥ 3,479	¥ 5,584